Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000826644
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 14, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Invesco Van Kampen Global Tactical Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif826644_SupplementTextBlock

Summary and Statutory Prospectus Supplement dated September 14, 2011

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R, Y and Institutional shares of the Fund listed below:

Invesco Van Kampen Global Tactical Asset Allocation Fund

On September 14, 2011, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a Plan of Liquidation and Dissolution (the “Plan”), which authorizes the termination, liquidation and dissolution of Invesco Van Kampen Global Tactical Asset Allocation Fund (the “Fund”). In order to effect such liquidation, the Fund will close to all investments on or about September 29, 2011. The Plan is not subject to the approval of shareholders of the Fund.

The Fund will begin to wind-up its business and affairs, and convert its assets to cash or cash equivalents on or about October 17, 2011 (the “Effective Date”). Accordingly, the Fund will not be managed to meet its stated investment objective following the Effective Date. The Fund will be liquidated on or about October 28, 2011 (the “Liquidation Date”). On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.